FUNDS FROM SECURITIES ISSUED (Tables)	12 Months Ended
Dec. 31, 2024
Funds From Securities Issued
Schedule of composition by type of security issued and location

	R$ thousands
	On December 31, 2024	On December 31, 2023
Instruments Issued – Brazil:
Real estate credit notes	55,865,741	52,115,729
Agribusiness notes	46,738,613	40,062,692
Financial bills	106,220,794	105,426,827
Letters property guaranteed	35,805,829	36,144,798
Subtotal	244,630,977	233,750,046
Securities – Overseas:
Euronotes	4,513,282	3,442,593
Securities issued through securitization – (item (b))	5,016,063	3,925,938
Subtotal	9,529,345	7,368,531
Structured Operations Certificates	3,817,022	3,847,681
Total	257,977,344	244,966,258

Schedule of changes in securities issued

	R$ thousands
	2024	2023
Opening balances on January 1	244,966,258	222,257,328
Issuance	54,734,757	105,259,934
Interest accrued	27,427,073	25,707,778
Settlement and interest payments	(70,199,968)	(108,774,110)
Exchange variation and others	1,049,224	515,328
Closing balance on December 31	257,977,344	244,966,258